PROVISIONS - Schedule of movement in provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of movement in provisions
Provisions, Beginning balance	$ 14,434	$ 9,406
Provision in the year	1,630	1,853
Remeasurement in the year	632	4,015
Termination	(127)
Utilized in the year	(775)	(958)
Interests accrued	719	491
Exchange adjustments	653	(373)
Provisions, Ending balance	17,166	14,434
Provision for restoration
Schedule of movement in provisions
Provisions, Beginning balance	14,434	9,406
Provision in the year	1,630	1,178
Remeasurement in the year	632	4,015
Termination	(127)
Utilized in the year	(775)	(283)
Interests accrued	719	491
Exchange adjustments	653	(373)
Provisions, Ending balance	$ 17,166	14,434
Provision for early termination of leases
Schedule of movement in provisions
Provision in the year		675
Utilized in the year		$ (675)